Revenue - Disaggregation of revenue from contracts with customers by major products or service lines and timing of revenue recognition (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of revenue
Revenue from contracts with customers	¥ 684,587	¥ 361,134	¥ 401,844
Point in time
Disaggregation of revenue
Revenue from contracts with customers	396,431	87,710	54,190
Over time
Disaggregation of revenue
Revenue from contracts with customers	288,156	273,424	347,654
Autonomous driving related operational and technical support services
Disaggregation of revenue
Revenue from contracts with customers	126,199	108,523	85,285
Other technology services
Disaggregation of revenue
Revenue from contracts with customers	198,545	164,901	262,369
Provision of services
Disaggregation of revenue
Revenue from contracts with customers	324,744	273,424	347,654
Sales of autonomous driving vehicles
Disaggregation of revenue
Revenue from contracts with customers	¥ 359,843	¥ 87,710	¥ 54,190